SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

20.                               SEGMENT AND GEOGRAPHIC INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer (“CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.  The Group has one operating segment.  The Group’s revenue and net income are substantially derived from internet service which mainly includes online advertising and internet value-added services.  The table below is only presented at the revenue level with no allocations of direct or indirect costs.  The Group operates in the PRC and majority of the Group’s long-lived assets are located and services are provided in the PRC.

Components of revenues are presented in the following table:

	For the year ended December 31,
	2009	2010	2011
Internet services
Online advertising	$13,928	$38,826	$123,048
Internet value-added services	2,050	14,774	43,567
Other services	32	190	346
Sales of third party anti-virus software	16,292	3,875	890
Total	$32,302	$57,665	$167,851